Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

4. Derivative Financial Instruments

     The Company's foreign currency risk management strategy is principally designed to mitigate the potential financial impact of changes in the value of transactions and balances denominated in foreign currency resulting from changes in foreign currency exchange rates. The Company's foreign currency hedging program uses forward contracts to manage the foreign currency exposures that exist as part of its ongoing business operations. The Company does not enter into derivative instruments for trading or speculative purposes.

Cash Flow Hedges

     The Company hedges a portion of its intercompany sales of inventory over a maximum period of 15 months using forward foreign exchange contracts accounted for as cash flow hedges to mitigate the impact of volatility associated with foreign currency transactions.

     For forward foreign exchange contracts that are designated as cash flow hedges, if they are effective in offsetting the variability of the hedged cash flows, and otherwise meet the hedge accounting criteria, changes in the derivatives value are not included in current earnings but are included in other comprehensive income in stockholders' equity. The changes in fair value will subsequently be reclassified into earnings as a component of cost of revenues, as applicable, when the forecasted transaction occurs. To the extent that a previously forecasted transaction is no longer an effective hedge, any ineffectiveness measured in the hedging relationship is recorded in earnings in the period it occurs. Realized gains and losses resulting from these cash flow hedges offset the foreign exchange gains and losses on the underlying transactions being hedged. Gains and losses on derivatives not designated for hedge accounting or representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in other income (expense), net. Effectiveness is assessed at the inception of the hedge and on a quarterly basis. The assessments determine whether derivatives designated as qualifying hedges continue to be highly effective in offsetting changes in the cash flows of hedged items. Any ineffective portion of the change in fair value is included in current period earnings. Cash flow hedge accounting is discontinued when the forecasted transaction is no longer probable of occurring on the originally forecasted date, or 60 days thereafter, or when the hedge is no longer effective.

     At March 31, 2011, the Company had forward contracts outstanding to hedge cash flow exposure at the Company's wholly-owned Austrian subsidiary, AMSC Windtec GmbH ("AMSC Windtec"), with aggregate U.S. dollar equivalent notional amounts of $40.9 million. These contracts expire at various dates through March 2012. The Company discontinued hedge accounting for the forward foreign exchange contracts outstanding as of March 31, 2011 based on the Company's determination that the original forecasted transactions were not probable of occurring by the end of the originally specified time period. As a result, the Company reclassified accumulated gains of $1.6 million from accumulated other comprehensive income (loss) to other income (expense), net, in the accompanying consolidated statements of operations. At March 31, 2011, the fair value of these forward foreign exchange contracts was $2.0 million.

     The fair value amounts of asset derivatives included in prepaid expenses and other current assets and liability derivatives included in accounts payable and accrued expenses in the consolidated balance sheets related to forward foreign exchange contracts as of March 31, 2011 and 2010 were as follows (in thousands):

	Asset derivatives		Liability derivatives
	March 31,	March 31,	March 31,	March 31,
	2011	2010	2011	2010
Forward foreign exchange contract derivatives not
designated as cash flow hedges	$2,008	$—	$—	$—

     The Company recognized the following pre-tax gains in other comprehensive income related to forward foreign exchange contracts designated as cash flow hedges (in thousands):

	For the fiscal years ended March 31,
	2011	2010	2009
Gains recognized in other comprehensive income	$1,560	$—	$—
Gains reclassified from other comprehensive income to other income (expense),
net due to ineffective hedges	(1,560)	—	—

Total	$—	$—	$—

The Company recognized the following pre-tax gains (losses) related to forward foreign exchange contracts in the consolidated statements of income (in thousands):

	For the fiscal years ended March 31,
	2011	2010	2009

Gains (losses) recognized in other income (expense), net	$3,206	$—	$—
Gains (losses) recognized in cost of revenues	1,514	—	—
Gains reclassified from other comprehensive income to other income (expense)
on discontinued cash flow hedges	1,560	—	—

Total	$6,280	$—	$—

Balance Sheet Hedges

     In addition to cash flow hedges, the Company also enters into foreign currency forward exchange contracts to mitigate the impact of foreign exchange risk related to non-functional currency receivable balances in its foreign entities. The Company does not elect hedge accounting treatment for these hedges and consequently, changes in the fair value of these contracts are recorded within other income (expense), net, in the period which they occur. At March 31, 2011, the Company had forward contracts outstanding with aggregate U.S. dollar equivalent notional amounts of $125.5 million.

     The fair value amounts of asset derivatives included in prepaid expenses and other current assets and liability derivatives included in accounts payable and accrued expenses in the consolidated balance sheets related to forward foreign exchange contracts related to non-functional currency receivable balances as of March 31, 2011 and 2010 were as follows (in thousands):

	Asset derivatives		Liability derivatives
	March 31,	March 31,	March 31,	March 31,
	2011	2010	2011	2010
Forward foreign exchange contracts related to non-
functional currency receivable balances	$1,079	$168	$—	$—

     The Company recognized the following pre-tax gains (losses) related to forward foreign exchange contracts related to nonfunctional currency receivable balances in the consolidated statements of income (in thousands):

	For the fiscal years ended March 31,
	2011	2010		2009

Gains (losses) recognized in other income (expense), net	$6,666	$(3,345	) $	(171)